RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.  RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011, 2012 and 2013 significant related party transactions were as follows:

	2011	2012	2013
	RMB	RMB	RMB
Commissions from Home Inns	17,660,504	35,932,452	38,709,984
Commissions from Hanting	7,965,109	10,988,806	17,127,847
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	17,131,759	16,459,926
Entrusted loan and interest to Yishang	—	—	13,374,109
Commissions from Starway Hong Kong	—	7,118,150	6,146,474
Commissions from 7 Days Group Holdings Limited (“7 Days”)	—	—	1,214,368
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	29,386,855	32,989,774	32,738,333
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	—

The Company’s hotel supplier, Home Inns has two directors in common with the Company. Home Inns closed the acquisition of Motel 168 International Holdings Limited (“Motel 168”) on September 30, 2011 and consolidated its financial results thereafter. Commissions from Home Inns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2013. Another hotel supplier, Hanting, has a director in common with the Company and a director who is a family member of one of our officers. In May 2012, the Company sold 51% equity interest of Starway Hong Kong to Hanting with a total consideration of RMB17.1 million and deconsolidated Starway Hong Kong upon the closing of the deal. On November 30, 2013, Hanting further acquired 49% equity interest of Starway Hong Kong from the Company with a total consideration of RMB16.5 million. The remainder of purchase price RMB12.25 million will be paid in a 3-year installment plan. From then on, the Company directly holds no equity interest of Starway Hong Kong. Commissions from Hanting presented above include the commissions from Starway Hong Kong starting from December 1, 2013 to December 31, 2013. Home Inns and Hanting have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Home Inns and Hanting for the years ended December 31, 2011, 2012 and 2013 are presented as above.

In September 2013, the Company entered into agreements with Yishang to provide entrusted loan of RMB13 million.  The entrusted loan has a one-year maturity period. The balance of entrusted loan together with the interest for the year ended December 31, 2013 is presented as above.

Starway Hong Kong entered into agreements with the Company to provide hotel rooms for our customers. Commissions from Starway Hong Kong started from the deconsolidation date to the year ended December 31, 2012 and started from January 1, 2013 to November 30, 2013 is presented as above.

On December 3, 2013, the Company acquired approximately 4% equity shares in Keystone, which in 2013 merged with 7 Days, thus became related with 7 Days. 7 Days entered into agreements with the Company to provide hotel rooms for our customers.  Commission from 7 Days started from the equity transaction date to the year ended December 31 2013 is presented as above.

The Company’s tour package supplier, Ananda is an associate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2011, 2012 and 2013 is presented as above.

The Company entered into printing agreements with TripTX Travel Media Group, one of the subsidiaries of Joyu Tourism Operating Group. Joyu Tourism Operating Group has a director in common with the Company. Total printing expense to Joyu Tourism Operating Group for the years ended December 31, 2011 and 2012 are presented as above.

As of December 31, 2012 and 2013, significant balances with related parties were as follows:

	2012	2013
	RMB	RMB
Due from related parties, current:
Due from Yishang	—	13,152,649
Due from Hanting	627,145	5,592,854
Due from Home Inns	3,797,931	3,029,166
Due from Starway Hong Kong	903,094	—
	5,328,170	21,774,669

Due from related parties, non-current:
Due from Hanting	—	8,166,667

Due to related parties, current:
Due to Ananda	9,215,726	10,216,780
Due to Hanting	1,000,000	1,000,000
Due to Joyu	180,000	—
	10,395,726	11,216,780

The amounts due from and due to related parties as of December 31, 2012 and 2013 primarily resulted from the transactions disclosed above and revenue received and expenses paid on behalf of each other. They are not collateralized and have normal business payment terms.